Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable	$ 11,934	$ 7,934
Accrued operating	2,371	6,111
Accrued administrative	1,909	1,766
Accounts Payable and Accrued Liabilities, Current	$ 16,214	$ 15,811